Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of proposal profit appropriation [Line Items]
Net result attributable to owners of Aegon Ltd.	€ 977	€ 688	€ (179)
Aegon Ltd. [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	318	303
To be added to retained earnings	659	385
Net result attributable to owners of Aegon Ltd.	€ 977	€ 688	€ (179)